Midnight Candle Company

79013 Bayside Court

Indio, California 92203

November 17, 2005

To:	Edward M. Kelly, Esq.	From:	Helen C. Cary
Fax:	(202) 772-9368	Pages:	2 including cover
Phone:	(202) 551-3728	Date:	November 17, 2005
Re:	Midnight Candle Company

Dear Me. Kelly:

Attached, please find a letter requesting accelerated effectiveness of the Registration Statement on Form SB-2 for Midnight Candle Company.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Helen C. Cary

Helen C. Cary

President

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